Commitment and Contingencies	12 Months Ended
Dec. 31, 2024
Commitment and Contingencies
Commitment and Contingencies

27.  Commitment and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31,
	2023	2024
Property, plant and equipment	5,465,192	5,896,469
Leasehold improvements	552,626	527,363
Total	6,017,818	6,423,832

(b) Contingencies

Between March and July 2019, several securities class action lawsuits were filed against the Company, certain of the Group’s directors and officers, the underwriters in the IPO and the process agent. Some of these actions have been withdrawn, transferred, consolidated or dismissed. One action commenced during the aforementioned time period remains pending, under the caption In re NIO, Inc. Securities Litigation, 1:19-cv-01424, in the U.S. District Court for the Eastern District of New York (E.D.N.Y.). The plaintiffs in this case allege, in sum and substance, that the Group’s statements in the registration statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. The Court denied the Group’s motion to dismiss in August 2021, and granted plaintiffs’ motion for class certification in August 2023. Fact discovery and expert disclosures remain ongoing. Summary judgment briefing is ongoing.

Between August and September 2022, two complaints were filed against the Company, its CEO and its CFO in the federal district court for the Southern District of New York (S.D.N.Y.), in the actions captioned Saye v. NIO Inc. et al., Case No. 1:22-cv-07252 (S.D.N.Y.) and Bohonok v. NIO Inc. et al., Case No. 1:22-cv-07666 (S.D.N.Y.). Relying on a short seller report, these complaints allege that certain of the Group’s public disclosures between August 2020 and July 2022 contained false statements or omissions in violation of the Securities Exchange Act of 1934. On December 14, 2022, the Court consolidated the two actions and appointed a lead plaintiff. Briefing on the Group’s motion to dismiss was completed on July 31, 2023. As of December 31, 2024, no decision was made on this motion.

The aforementioned actions remain in their preliminary stages. The Group is currently unable to determine the outcomes of these actions or any estimate of the amount or range of any potential loss, if any, associated with resolution of such lawsuits, if they proceed.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss or cash flows on an individual basis or in the aggregate. As of December 31, 2023 and 2024, other than as disclosed above, the Group is not a party to any material legal or administrative proceedings.